Submission	Mar. 06, 2026
Submission [Line Items]
Central Index Key	0001128361
Registrant Name	Hope Bancorp, Inc.
Form Type	S-3ASR
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A